Investment in an Affiliate	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investment in an Affiliate:
10. Investment in an Affiliate:
On June 8, 2015, following an equity offering of Ocean Rig, the Company's ownership decreased to 47.2% and accordingly, the Company lost its controlling financial interest and deconsolidated Ocean Rig from its financial statements. From that date onwards, Ocean Rig was considered as an affiliated entity and not as a controlled subsidiary of the Company and the investment in Ocean Rig was accounted for under the equity method due to the Company's significant influence over Ocean Rig.
On June 8, 2015, based on the equity method, the Company recorded an investment in Ocean Rig of $514,047, which represented the fair value of the common stock that was held by the Company on such date, with a closing market price of $6.96 per share. The Company calculated a loss due to deconsolidation of $1,347,106, which was calculated as the fair value of the Company's equity method investment in Ocean Rig less the Company's 47.2% interest in Ocean Rig's net assets on June 8, 2015.
On August 13, 2015, following the repayment of the outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note and the transfer of 17,777,778 shares of Ocean Rig previously owned by the Company to Ocean Rig as full payment of the outstanding balance, the Company's interest in Ocean Rig decreased to 40.4%.
The Company's equity in the losses and capital transactions of Ocean Rig is shown in the accompanying consolidated statements of income for the year ended December 31, 2015, as "Equity in net losses of affiliated company" and amounted to $349,872, including $310,468 of impairment in Ocean Rig investment.
As at December 31, 2015, the Company's investment in Ocean Rig had a carrying value of $401,878, while the market value of the investment was $91,410. Based on the relevant guidance provided by U.S.GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore the investment in Ocean Rig was written down to its fair value and a loss of $310,468 was recognized and included in the accompanying consolidated statement of operations for the year ended December 31, 2015.
As at March 31, 2016, the Company's investment in Ocean Rig had a carrying value of $208,176, while the market value of the investment was $45,985. Based on the relevant guidance provided by U.S.GAAP, the Company concluded that the investment in Ocean Rig was impaired and that the impairment was other than temporary. Therefore, the investment in Ocean Rig was written down to its fair value and a loss of $162,191 was recognized and included in the accompanying consolidated statement of operations for the year ended December 31, 2016.
On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and recognized a gain of $792 as a result of the above transaction, including $343 relating to accumulated other comprehensive income which is included in the accompanying consolidated statement of operations for the year ended December 31, 2016. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig.
The Company's equity in the losses and capital transactions of Ocean Rig was 40.4% up to April 5, 2016 and is shown in the accompanying consolidated statement of operations for the year ended December 31, 2016, as "Equity in net losses of affiliated company" amounting to a loss of $41,454.